Loans Payable (Tables)	12 Months Ended
Apr. 30, 2021
Disclosure Of Loans And Advances And Deposits [Abstract]
Disclosure of loans repayable

Changes to the loans payable balance during the year ending April 30, 2020 and the year ending April 30, 2021 are as follows:

	Principal	Interest	Discount	Total
Balance, April 30, 2019	$4,341	$377	$(130)	$4,588
Discount	-	-	115	115
Interest paid on bond	-	(514)	-	(514)
Interest accrual	-	349	-	349
Loan repayment	(1,411)	-	-	(1,411)
Foreign exchange adjustment	69	-	-	69
Balance, April 30, 2020	2,999	212	(15)	3,196
Discount	-	-	15	15
Loan repayment	(2,999)	-	-	(2,999)
Interest paid on bond	-	(235)	-	(235)
Interest accrual	-	23	-	23
Balance, April 30, 2021	$-	$-	$-	$-

	April 30, 2021	April 30, 2020
Current	$-	$3,196
Non-Current	$-	$-
	$-	$3,196

Disclosure of financing costs

The Company’s financing costs for the year ended April 30, 2021, 2020, and 2019 as reported on its Consolidated Statement of Operations and Comprehensive Loss can be summarized as follows:

For the year ended April 30,	2021	2020	2019
Unwinding of discount on rehabilitation and closure accretion (note 12)	$85	$72	$90
Discount unwinding on debt repaid (note 11)	15	115	101
Lease accretion Starcore (note 10)	20	23	-
San Pedrito Interest (note 8)	-	-	(159)
Interest on diesel equipment lease	-	3	21
Interest expense on debt (note 11)	23	349	325
Bank fees	11	-	-
Interest revenue	(6)	(8)	(67)
	$148	$554	$311